SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)	12 Months Ended
Dec. 31, 2011
SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)
SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)

15. SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)

        Selected quarterly data for 2011 and 2010 is as follows:

	2011
	First	Second	Third	Fourth
Revenue	$57,000	$81,003	$182,784	$114,373
Research and development expenses	14,864,420	11,116,323	11,500,053	6,701,465
General and administrative expenses	1,593,557	1,989,103	1,675,268	1,723,562
Licensing expense	0	0	50,000	0

Operating loss	(16,442,921)	(13,064,942)	(13,028,207)	(8,340,710)

Net loss	(17,250,676)	(14,975,231)	(12,733,691)	(6,648,906)

Loss per share:
Basic and diluted	$(1.20)	$(0.96)	$(0.72)	$(0.36)

	2010
	First	Second	Third	Fourth
Revenue	$2,279,874	$0	$51,331	$143,032
Research and development expenses	9,426,870	8,657,606	9,716,091	11,904,935
General and administrative expenses	1,498,252	1,540,200	1,534,417	1,367,491
Licensing expense	268,750	0	0	0
Operating loss	(8,959,419)	(10,240,352)	(11,240,177)	(13,168,413)

Net loss	(10,540,419)	(10,794,351)	(11,589,711)	(13,271,735)

Loss per share:
Basic and diluted	$(1.14)	$(1.02)	$(0.96)	$(1.08)